Consolidated Statements of Changes in Shareholders’ Equity - USD ($) $ in Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Treasury Stock [Member]	Total
Balances at January 1, 2013 at Dec. 31, 2012	$ 4,722	$ 34,109	$ 51,094	$ 1,607	$ (15,712)	$ 75,820
Balances at December 31 at Dec. 31, 2013	4,758	34,883	56,241	249	(15,712)	80,419
Net income			8,112			8,112
Other comprehensive income (loss), net				(1,358)		(1,358)
Common stock issued to ESOP,	28	612				640
Common stock issued through dividend reinvestment,	8	162				170
Cash dividends			(2,965)			(2,965)
Balances at December 31 at Dec. 31, 2014	4,777	35,318	60,873	960	(15,712)	86,216
Net income			8,073			8,073
Other comprehensive income (loss), net				711		711
Common stock issued to ESOP,	15	336				351
Common stock issued through dividend reinvestment,	4	99				103
Cash dividends			(3,441)			(3,441)
Balances at December 31 at Dec. 31, 2015	$ 4,777	$ 35,318	65,782	305	$ (15,712)	90,470
Net income			8,574			8,574
Other comprehensive income (loss), net				$ (655)		(655)
Cash dividends			$ (3,665)			$ (3,665)